Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [Line Items]
Beginning balance	₩ 287,101	₩ 256,643
Additions (reversals)	211,214	298,415
Usage	(231,942)	(267,957)
Ending balance	266,373	287,101
Current	173,431	197,468
Non-current	92,942	89,633
Warranties [member]
Disclosure of other provisions [Line Items]
Beginning balance	272,195	230,262
Additions (reversals)	216,873	309,112
Usage	(231,942)	(267,179)
Ending balance	257,126	272,195
Current	164,184	182,562
Non-current	92,942	89,633
Others [member]
Disclosure of other provisions [Line Items]
Beginning balance	14,906	26,381
Additions (reversals)	(5,659)	(10,697)
Usage	0	(778)
Ending balance	9,247	14,906
Current	₩ 9,247	₩ 14,906